Subsequent Events (Details)		1 Months Ended		2 Months Ended	4 Months Ended		12 Months Ended
	Jan. 03, 2021 USD ($)	Jan. 28, 2021 $ / shares	Jan. 21, 2021 $ / shares	Mar. 03, 2021 $ / shares	Apr. 29, 2021 USD ($) $ / shares	Apr. 20, 2021 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2013 USD ($)
Number Of Vessels							5
Vessel Type							ARC 7 LNG
LNG Carrier Capacity							172,000
Daily management fee | $							$ 3,100	$ 3,000	$ 2,900	$ 2,500
Master management agreement
Daily management fee | $	$ 2,750						$ 3,167
Subsequent Event | Quarterly Unit Cash Distribution From November 12, 2020 to February 11, 2021 | Series A Preferred
Distribution Made To Limited Partner And General Partner Announcement Date			Jan. 21, 2021
Distributions paid, Per unit			$ 0.5625
Distribution Made To Limited And General Partner Distribution Date			Feb. 12, 2021
Distribution Made To Limited And General Partner Date Record			Feb. 05, 2021
Subsequent Event | Quarterly Unit Cash Distribution From November 22, 2020 to February 21, 2021 | Series B Preferred
Distribution Made To Limited Partner And General Partner Announcement Date		Jan. 28, 2021
Distributions paid, Per unit		$ 0.546875
Distribution Made To Limited And General Partner Distribution Date		Feb. 22, 2021
Distribution Made To Limited And General Partner Date Record		Feb. 15, 2021
Subsequent Event | Quarterly Unit Cash Distribution From February 12, 2021 to May 11, 2021 | Series A Preferred
Distribution Made To Limited Partner And General Partner Announcement Date						Apr. 20, 2021
Distributions paid, Per unit						$ 0.5625
Distribution Made To Limited And General Partner Distribution Date						May 12, 2021
Distribution Made To Limited And General Partner Date Record						May 05, 2021
Subsequent Event | Quarterly Unit Cash Distribution From February 22, 2021 to May 21, 2021 | Series B Preferred
Distribution Made To Limited Partner And General Partner Announcement Date				Apr. 27, 2021
Distributions paid, Per unit				$ 0.546875
Distribution Made To Limited And General Partner Distribution Date				May 24, 2021
Distribution Made To Limited And General Partner Date Record				May 17, 2021
Subsequent Event | Amended and Restated ATM Sales Agreement
Average price per unit					$ 2.9153
Line of Credit Facility, Remaining Borrowing Capacity | $					$ 26,500,000
Partners Capital Account Public Sale Of Units Net Of Offering Costs | $					$ 3,500,000